RESTRICTIONS ON CASH AND DIVIDENDS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Average Restriction on Cash and Due From Bank Accounts	$ 56.2	$ 43.1
Restricted Cash and Cash Equivalents		2.0
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Retained Earnings, Unappropriated	383.7
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 35.1